Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net
	December 31
	2025	2024
Cost:
Laboratory equipment	$2,141	$2,135
Production equipment	1,893	1,885
Greenhouse equipment	772	772
Computer and electronic equipment	354	351
Office furniture	280	280
Leasehold improvements	3,660	3,650
Vehicles	241	241
	9,341	9,314
Less:
Accumulated depreciation	(7,878)	(7,024)
Property and Equipment, net	$1,463	$2,290